Segmented information - Reconciliation of Segment Operating Profit to Consolidated Operating Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Revenue	$ 1,094,897	$ 850,194
Cost of sales
Production costs	705,974	574,622
Depreciation	124,918	97,053
Earnings from mine operations	264,005	178,519
Exploration and evaluation costs	74,816	66,516
Corporate administration	44,875	47,247
Care and maintenance	28,412	33,006
Impairment loss	34,101	145,903
Reclamation recovery	34,378	(94,021)
Other operating expenses	29,578	16,661
Earnings (loss) from operations	17,845	(36,793)
Other non-operating income	(11,134)	(1,883)
Finance costs	15,345	9,523
Earnings (loss) before income tax	13,634	(44,433)
Income tax expense	94,912	32,776
Net loss	(81,278)	(77,209)
Additions to property, plant and equipment	121,656	275,107
Operating segments
Statement Line Items [Line Items]
Revenue	1,094,897	850,194
Cost of sales
Production costs	705,974	574,622
Depreciation	124,918	97,053
Earnings from mine operations	264,005	178,519
Exploration and evaluation costs	21,597	16,036
Corporate administration	0	0
Care and maintenance	16,685	18,377
Impairment loss	0	0
Reclamation recovery	22,166	(94,021)
Other operating expenses	27,840	16,661
Earnings (loss) from operations	175,717	221,466
Additions to property, plant and equipment	114,431	65,194
Operating segments | Oksut Mine
Statement Line Items [Line Items]
Revenue	380,880	101,593
Cost of sales
Production costs	89,613	21,142
Depreciation	44,098	12,576
Earnings from mine operations	247,169	67,875
Exploration and evaluation costs	2,091	3,860
Corporate administration	0	0
Care and maintenance	0	0
Impairment loss	0	0
Reclamation recovery	0	0
Other operating expenses	15,406	2,723
Earnings (loss) from operations	229,672	61,292
Additions to property, plant and equipment	50,491	14,191
Operating segments | Mount Milligan Mine
Statement Line Items [Line Items]
Revenue	407,273	472,472
Cost of sales
Production costs	303,444	268,956
Depreciation	76,474	79,242
Earnings from mine operations	27,355	124,274
Exploration and evaluation costs	6,501	12,176
Corporate administration	0	0
Care and maintenance	0	0
Impairment loss	0	0
Reclamation recovery	169	0
Other operating expenses	9,626	12,031
Earnings (loss) from operations	11,059	100,067
Additions to property, plant and equipment	61,964	49,246
Operating segments | Molybdenum revenue
Statement Line Items [Line Items]
Revenue	306,744	276,129
Cost of sales
Production costs	312,917	284,524
Depreciation	4,346	5,235
Earnings from mine operations	(10,519)	(13,630)
Exploration and evaluation costs	13,005	0
Corporate administration	0	0
Care and maintenance	16,685	18,377
Impairment loss	0	0
Reclamation recovery	21,997	(94,021)
Other operating expenses	2,808	1,907
Earnings (loss) from operations	(65,014)	60,107
Additions to property, plant and equipment	1,976	1,757
Corporate and reconciling items
Statement Line Items [Line Items]
Revenue	0	0
Cost of sales
Production costs	0	0
Depreciation	0	0
Earnings from mine operations	0	0
Exploration and evaluation costs	53,219	50,480
Corporate administration	44,875	47,247
Care and maintenance	11,727	14,629
Impairment loss	34,101	145,903
Reclamation recovery	12,212	0
Other operating expenses	1,738	0
Other non-operating income	(11,134)	(1,883)
Finance costs	15,345	9,523
Income tax expense	94,912	32,776
Additions to property, plant and equipment	$ 7,225	$ 209,913